CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 13,047	$ 13,269
Deposits, prepaid expenses and other current assets	150	698
Total Current Assets	13,197	13,967
Mining properties, land and water rights	220,635	216,595
Deposits on project property, plant and equipment	85,698	74,151
Restricted cash held at EMLLC	16,636	36,000
Restricted cash held for loan procurement	1,850
Restricted cash held for electricity transmission		12,021
Restricted cash held for reclamation bonds	4,932	5,358
Non-mining property and equipment, net	369	519
Debt Issuance Costs	164	441
Other assets	2,994	2,994
TOTAL ASSETS	346,475	362,046
CURRENT LIABILITIES
Accounts payable and accrued liabilities	1,762	4,633
Accrued advance royalties	500	500
Current portion of long term debt	142	290
Total Current Liabilities	2,404	5,423
Provision for post closure reclamation and remediation costs	1,198	1,276
Accrued advance royalties	5,200	5,200
Accrued payments to Agricultural Sustainability Trust	4,000	4,000
Long term debt, net of current portion	1,517	249
Senior Convertible Promissory Notes	5,480	7,763
Return of Contributions Payable to POS-Minerals	33,884
Other accrued liabilities	2,125	1,125
Total Liabilities	55,808	25,036
COMMITMENTS AND CONTINGENCIES
CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST ("CRNCI")	173,265	210,317
EQUITY
Common stock, $0.001 par value; 650,000,000 and 200,000,000 shares authorized, respectively, 109,298,393 and 92,200,657 shares issued and outstanding, respectively	109	92
Additional paid-in capital	281,563	275,648
Accumulated deficit during exploration and development state	(164,270)	(149,047)
Total Equity	117,402	126,693
TOTAL LIABILITIES, CRNCI, AND EQUITY	$ 346,475	$ 362,046